STOCK-BASED COMPENSATION - Restricted stock activity (Details) - shares		3 Months Ended		12 Months Ended
	May 03, 2016	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded	2,000,000
2013 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance		0	965,000	965,000	2,815,000
Awarded		50,000	0	0	0
Vested		0	0	(965,000)	(1,850,000)
Forfeited		0	0	0	0
Non Vested, Ending Balance		50,000	965,000	0	965,000